Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Loss for the period	£ (26,587)	£ (13,833)
Adjustments for:
Income tax credit	(681)	(2,577)
Amortization and depreciation	136	272
Movement in provisions	(40)	0
Finance income	(60)	(211)
Finance expens	12,648	0
Interest expense on lease liabilities	5	10
Share-based payments	8,247	1,292
Net foreign exchange (gains) losses	387	(112)
Cash flows from (used in) operations before changes in working capital	(5,945)	(15,159)
Movements in working capital:
(Increase) decrease in prepayments, accrued income and other receivables	(113)	625
(Decrease) increase in trade payables	(1,607)	2,734
(Decrease) increase in payroll taxes, social security and accrued expenditure	(929)	725
Movements in working capital	(2,649)	4,084
Cash used in operations	(8,594)	(11,075)
Net income tax received	999	4,015
Net cash used in operating activities	(7,595)	(7,060)
Cash flows from investing activities
Interest received	57	218
Payments for property, plant and equipment	0	(3)
Payments for intangible assets	(96)	(176)
Net cash (used in) from investing activities	(39)	39
Cash flows from financing activities
Payments for lease liabilities	(41)	(127)
Proceeds from exercise of share options	1	3
Proceeds from issue of share capital	1,222	1,492
Proceeds from exercise of warrants	4,436	0
Proceeds from issue of warrants	4,439	0
Share issue expenses	(296)	(45)
Net cash from financing activities	9,761	1,323
Net increase (decrease) in cash and cash equivalents	2,127	(5,698)
Cash and cash equivalents at beginning of period	6,749	17,225
Effect of exchange rate changes on cash and cash equivalents	(433)	112
Cash and cash equivalents at end of period	£ 8,443	£ 11,639